Balance Sheet Components - Schedule of Other Assets (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Prepaid insurance, noncurrent	$ 1,878
Deposits	99	$ 82
Total other assets	$ 1,977	825	$ 558
Previously Reported [Member]
Total other assets		$ 82